SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2010
Subsequent Events [Line Items]
Common Stock, Shares Authorized	1,000,000	1,000,000
California United Bank [Member] | Promissory Note One [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage			5.75%
California United Bank [Member] | Promissory Note Two [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount	1,250,000	1,250,000	1,250,000
Debt Instrument, Interest Rate, Stated Percentage	7.25%		7.25%
Debt Instrument, Maturity Date	Mar. 05, 2014
Subsequent Event [Member]
Subsequent Events [Line Items]
Common Stock, Shares Authorized	2,000,000
Subsequent Event [Member] | Divio Holdings Corporation [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	71.10%
Debt Instrument, Face Amount	1,350,000
Debt Instrument Maturity Period	September2014
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument Penalty, Percentage	30.00%
Subsequent Event [Member] | California United Bank [Member] | Promissory Note Two [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount	1,250,000
Debt Instrument Maturity Period	October 2014
Subsequent Event [Member] | Opus Bank [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount	2,000,000
Debt Instrument Maturity Period	May2017
Line of Credit Facility, Maximum Borrowing Capacity	3,000,000
Debt Maturity Extension Conditioned Upon Minimum Gross Cash Proceeds	1,650,000
Warrants Issued To Purchase Common Stock	9,900
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25.25
Subsequent Event [Member] | Colgan Financial Group, Inc [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount	175,000
Debt Instrument, Payment Terms	The terms of the note require either i) a payment of $200,000 if the note is paid by June28, 2014 or ii) a payment of $225,000 if the note is paid after June28, 2014
Debt Instrument, Maturity Date	Aug. 27, 2014
Perferred Return Per Month	$ 10,000